Unaudited Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Class A Common Stock	Class A	Class B Common Stock	Class B	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jun. 03, 2020			$ 0		$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jun. 03, 2020			0		0
Common stock subject to possible redemption			$ 2,000			191,998,000		192,000,000
Common stock subject to possible redemption (in Shares)			20,000,000
Net loss							(16,134,515)	(16,134,515)
Balance at Dec. 31, 2020		$ 392	$ 392	$ 500	$ 500	21,133,625	(16,134,515)	5,000,002
Balance (in Shares) at Dec. 31, 2020		3,916,097	3,916,097	5,000,000	5,000,000
Balance at Jun. 04, 2020
Balance (in Shares) at Jun. 04, 2020
Issuance of Class B common stock to Sponsor	[1]			$ 575		24,425		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]			5,750,000
Net loss							(18,207)	(18,207)
Balance at Jun. 30, 2020				$ 575		24,425	(18,207)	6,793
Balance (in Shares) at Jun. 30, 2020				5,750,000
Balance at Dec. 31, 2020		$ 392	$ 392	$ 500	$ 500	21,133,625	(16,134,515)	5,000,002
Balance (in Shares) at Dec. 31, 2020		3,916,097	3,916,097	5,000,000	5,000,000
Common stock subject to possible redemption		$ 208				20,841,432		20,841,640
Common stock subject to possible redemption (in Shares)		2,084,164
Net loss							(20,841,633)	(20,841,633)
Balance at Mar. 31, 2021		$ 600		$ 500		41,975,057	(36,976,148)	5,000,009
Balance (in Shares) at Mar. 31, 2021		6,000,261		5,000,000
Common stock subject to possible redemption		$ 23				2,277,098		2,277,121
Common stock subject to possible redemption (in Shares)		227,712
Net loss							(2,277,124)	(2,277,124)
Balance at Jun. 30, 2021		$ 623		$ 500		$ 44,252,155	$ (39,253,272)	$ 5,000,006
Balance (in Shares) at Jun. 30, 2021		6,227,973		5,000,000

[1]	This number includes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The over-allotment expired unexercised on October 5, 2020 resulting in the forfeiture of 750,000 Founder Shares.